ROU ASSET AND LEASES (Tables)	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Rou Asset And Leases
SUMMARY OF ROU ASSET AND OPERATING LEASE LIABILITIES

The following is a summary of ROU asset and operating lease liabilities:

	May 31, 2026	August 31, 2025
Assets:
ROU asset	$46,456	$91,408

Liabilities:
Current:
Operating lease liabilities	$50,342	$63,262
Non-current
Operating lease liabilities	-	34,774
Total lease liabilities	$50,342	$98,036

The following is a summary of ROU asset and operating lease liabilities:

	August 31, 2025	August 31, 2024
Assets:
ROU asset	$91,408	$199,647

Liabilities:
Current:
Operating lease liabilities	$63,262	$99,445
Non-current
Operating lease liabilities	34,774	108,891
Total lease liabilities	$98,036	$208,336

SCHEDULE OF MATURITIES OF LEASE LIABILITIES	As of May 31, 2026, the remaining maturities of lease liabilities were as follows:
Operating lease
2026	$50,342
2027	-
Total	$50,342
As of August 31, 2025, the remaining maturities of lease liabilities were as follows:
Operating lease
2026	$63,262
2027	34,774
Total	$98,036